Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of antidilutive securities
	March 31,	March 31,
	2019	2018

Options	31,703,385	21,593,385
Warrants	98,728,335	110,581,275
Convertible promissory notes	25,058,432	-
	155,490,152	132,174,660

	2018	2017

Stock options	31,703,385	21,593,385
Warrants	103,994,927	97,977,851
Convertible promissory notes	24,112,518	14,641,190
Anti-dilutive equity securities	159,810,830	134,212,426